Distribution Date:	06/12/25	GS Mortgage Securities Trust 2019-GC39
Determination Date:	06/06/25
Next Distribution Date:	07/11/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2019-GC39

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 2)	15-16		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36260JAA5	2.667000%	13,478,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36260JAB3	3.457000%	122,528,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36260JAC1	3.307000%	175,000,000.00	164,093,961.87	5,749.00	452,215.61	0.00	0.00	457,964.61	164,088,212.87	37.32%	30.00%
A-4	36260JAD9	3.567000%	209,062,000.00	209,062,000.00	0.00	621,436.79	0.00	0.00	621,436.79	209,062,000.00	37.32%	30.00%
A-AB	36260JAE7	3.448000%	21,171,000.00	16,772,931.00	358,560.38	48,194.22	0.00	0.00	406,754.60	16,414,370.62	37.32%	30.00%
A-S	36260JAH0	3.819000%	81,185,000.00	81,185,000.00	0.00	258,371.26	0.00	0.00	258,371.26	81,185,000.00	24.26%	19.50%
B	36260JAJ6	3.970000%	35,761,000.00	35,761,000.00	0.00	118,309.31	0.00	0.00	118,309.31	35,761,000.00	18.51%	14.88%
C	36260JAK3	4.005000%	33,827,000.00	33,827,000.00	0.00	112,897.61	0.00	0.00	112,897.61	33,827,000.00	13.06%	10.50%
D	36260JAL1	3.000000%	18,364,000.00	18,364,000.00	0.00	45,910.00	0.00	0.00	45,910.00	18,364,000.00	10.11%	8.13%
E	36260JAQ0	3.000000%	14,497,000.00	14,497,000.00	0.00	36,242.50	0.00	0.00	36,242.50	14,497,000.00	7.78%	6.25%
F	36260JAS6	4.754499%	15,464,000.00	15,464,000.00	0.00	61,269.64	0.00	0.00	61,269.64	15,464,000.00	5.29%	4.25%
G-RR	36260JAV9	4.754499%	7,732,000.00	7,732,000.00	0.00	30,634.82	0.00	0.00	30,634.82	7,732,000.00	4.04%	3.25%
H-RR*	36260JAX5	4.754499%	25,129,711.00	25,129,711.00	0.00	133,624.05	0.00	0.00	133,624.05	25,129,711.00	0.00%	0.00%
RR	36260JBC0	4.754499%	13,095,580.00	10,532,857.66	6,170.27	42,308.89	0.00	0.00	48,479.16	10,526,687.39	0.00%	0.00%
RR Interest	N/A	4.754499%	16,247,420.00	13,067,902.47	7,655.33	52,491.78	0.00	0.00	60,147.11	13,060,247.14	0.00%	0.00%
S	36260JBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36260JAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	19.50%
Regular SubTotal			802,541,711.00	645,489,364.00	378,134.98	2,013,906.48	0.00	0.00	2,392,041.46	645,111,229.02

X-A	36260JAF4	1.238870%	622,424,000.00	471,113,892.87	0.00	486,374.14	0.00	0.00	486,374.14	470,749,583.49
X-B	36260JAG2	0.767485%	69,588,000.00	69,588,000.00	0.00	44,506.46	0.00	0.00	44,506.46	69,588,000.00
X-D	36260JAN7	1.754499%	32,861,000.00	32,861,000.00	0.00	48,045.49	0.00	0.00	48,045.49	32,861,000.00
Notional SubTotal			724,873,000.00	573,562,892.87	0.00	578,926.09	0.00	0.00	578,926.09	573,198,583.49

Deal Distribution Total					378,134.98	2,592,832.57	0.00	0.00	2,970,967.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36260JAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36260JAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36260JAC1	937.67978211	0.03285143	2.58408920	0.00000000	0.00000000	0.00000000	0.00000000	2.61694063	937.64693069
A-4	36260JAD9	1,000.00000000	0.00000000	2.97249998	0.00000000	0.00000000	0.00000000	0.00000000	2.97249998	1,000.00000000
A-AB	36260JAE7	792.25974210	16.93639318	2.27642624	0.00000000	0.00000000	0.00000000	0.00000000	19.21281942	775.32334892
A-S	36260JAH0	1,000.00000000	0.00000000	3.18249997	0.00000000	0.00000000	0.00000000	0.00000000	3.18249997	1,000.00000000
B	36260JAJ6	1,000.00000000	0.00000000	3.30833338	0.00000000	0.00000000	0.00000000	0.00000000	3.30833338	1,000.00000000
C	36260JAK3	1,000.00000000	0.00000000	3.33749993	0.00000000	0.00000000	0.00000000	0.00000000	3.33749993	1,000.00000000
D	36260JAL1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36260JAQ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36260JAS6	1,000.00000000	0.00000000	3.96208226	0.00000000	0.00000000	0.00000000	0.00000000	3.96208226	1,000.00000000
G-RR	36260JAV9	1,000.00000000	0.00000000	3.96208226	0.00000000	0.00000000	0.00000000	0.00000000	3.96208226	1,000.00000000
H-RR	36260JAX5	1,000.00000000	0.00000000	5.31737313	(1.35529056)	6.24409728	0.00000000	0.00000000	5.31737313	1,000.00000000
RR	36260JBC0	804.30631251	0.47117195	3.23077634	(0.04404845)	0.20293947	0.00000000	0.00000000	3.70194829	803.83514056
RR Interest	N/A	804.30631263	0.47117204	3.23077633	(0.04404822)	0.20293868	0.00000000	0.00000000	3.70194837	803.83514059
S	36260JBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36260JAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36260JAF4	756.90187536	0.00000000	0.78141932	0.00000000	0.00000000	0.00000000	0.00000000	0.78141932	756.31656795
X-B	36260JAG2	1,000.00000000	0.00000000	0.63957090	0.00000000	0.00000000	0.00000000	0.00000000	0.63957090	1,000.00000000
X-D	36260JAN7	1,000.00000000	0.00000000	1.46208241	0.00000000	0.00000000	0.00000000	0.00000000	1.46208241	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/25 - 05/30/25	30	0.00	452,215.61	0.00	452,215.61	0.00	0.00	0.00	452,215.61	0.00
A-4	05/01/25 - 05/30/25	30	0.00	621,436.79	0.00	621,436.79	0.00	0.00	0.00	621,436.79	0.00
A-AB	05/01/25 - 05/30/25	30	0.00	48,194.22	0.00	48,194.22	0.00	0.00	0.00	48,194.22	0.00
X-A	05/01/25 - 05/30/25	30	0.00	486,374.14	0.00	486,374.14	0.00	0.00	0.00	486,374.14	0.00
X-B	05/01/25 - 05/30/25	30	0.00	44,506.46	0.00	44,506.46	0.00	0.00	0.00	44,506.46	0.00
A-S	05/01/25 - 05/30/25	30	0.00	258,371.26	0.00	258,371.26	0.00	0.00	0.00	258,371.26	0.00
B	05/01/25 - 05/30/25	30	0.00	118,309.31	0.00	118,309.31	0.00	0.00	0.00	118,309.31	0.00
C	05/01/25 - 05/30/25	30	0.00	112,897.61	0.00	112,897.61	0.00	0.00	0.00	112,897.61	0.00
D	05/01/25 - 05/30/25	30	0.00	45,910.00	0.00	45,910.00	0.00	0.00	0.00	45,910.00	0.00
X-D	05/01/25 - 05/30/25	30	0.00	48,045.49	0.00	48,045.49	0.00	0.00	0.00	48,045.49	0.00
E	05/01/25 - 05/30/25	30	0.00	36,242.50	0.00	36,242.50	0.00	0.00	0.00	36,242.50	0.00
F	05/01/25 - 05/30/25	30	0.00	61,269.64	0.00	61,269.64	0.00	0.00	0.00	61,269.64	0.00
G-RR	05/01/25 - 05/30/25	30	0.00	30,634.82	0.00	30,634.82	0.00	0.00	0.00	30,634.82	0.00
H-RR	05/01/25 - 05/30/25	30	190,216.77	99,565.98	0.00	99,565.98	(34,058.06)	0.00	0.00	133,624.05	156,912.36
RR	05/01/25 - 05/30/25	30	3,221.68	41,732.05	0.00	41,732.05	(576.84)	0.00	0.00	42,308.89	2,657.61
RR Interest	05/01/25 - 05/30/25	30	3,997.06	51,776.11	0.00	51,776.11	(715.67)	0.00	0.00	52,491.78	3,297.23
Totals			197,435.51	2,557,481.99	0.00	2,557,481.99	(35,350.57)	0.00	0.00	2,592,832.57	162,867.20

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	2,970,967.55
VRR Available Funds	108,626.25
Non-VRR Available Funds	2,862,341.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,569,610.92	Master Servicing Fee	5,747.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,852.47
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	277.92
ARD Interest	0.00	Operating Advisor Fee	1,072.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	177.87
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,569,610.92	Total Fees	12,128.92

Principal		Expenses/Reimbursements
Scheduled Principal	378,134.97	Reimbursement for Interest on Advances	273.30
Unscheduled Principal Collections		ASER Amount	(38,853.06)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,229.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	378,134.97	Total Expenses/Reimbursements	(35,350.59)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,592,832.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	378,134.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,970,967.55
Total Funds Collected	2,947,745.89	Total Funds Distributed	2,947,745.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	645,489,364.55	645,489,364.55	Beginning Certificate Balance	645,489,364.00
(-) Scheduled Principal Collections	378,134.97	378,134.97	(-) Principal Distributions	378,134.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	645,111,229.58	645,111,229.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	645,544,294.55	645,544,294.55	Ending Certificate Balance	645,111,229.02
Ending Actual Collateral Balance	645,162,463.18	645,162,463.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.55)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.56)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	22,117,578.62	3.43%	45	4.7068	NAP	Defeased	2	22,117,578.62	3.43%	45	4.7068	NAP
10,000,000 or less	10	64,540,262.39	10.00%	45	5.1365	1.801471	1.30 or less	5	79,049,452.58	12.25%	46	4.9894	0.703654
10,000,001 to 20,000,000	11	150,231,927.10	23.29%	46	4.8548	1.459830	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	44,461,423.40	6.89%	47	5.2481	1.348287	1.41 to 1.50	5	55,770,033.60	8.65%	45	5.0487	1.461427
30,000,001 to 40,000,000	1	35,000,000.00	5.43%	45	4.9350	1.840000	1.51 to 1.60	5	63,366,456.96	9.82%	46	5.0214	1.530246
40,000,001 to 50,000,000	1	49,527,538.07	7.68%	47	4.8600	1.660000	1.61 to 1.70	2	127,027,538.07	19.69%	46	4.2438	1.641697
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 2.00	5	121,532,500.00	18.84%	44	4.9643	1.892844
60,000,001 to 70,000,000	2	126,732,500.00	19.65%	45	4.5199	2.519567	2.01 to 3.00	5	98,247,669.75	15.23%	47	4.2498	2.403646
70,000,001 or greater	2	152,500,000.00	23.64%	46	3.9189	2.028361	3.01 or greater	2	78,000,000.00	12.09%	46	4.1532	3.358333
Totals	31	645,111,229.58	100.00%	46	4.6227	1.883876	Totals	31	645,111,229.58	100.00%	46	4.6227	1.883876
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	22,117,578.62	3.43%	45	4.7068	NAP
							Defeased	2	22,117,578.62	3.43%	45	4.7068	NAP
Arizona	1	7,226,731.33	1.12%	47	4.7000	1.550000
							Industrial	3	67,333,446.36	10.44%	43	5.0131	1.982423
Arkansas	1	2,299,335.87	0.36%	46	4.7170	2.450000
							Lodging	2	17,277,457.99	2.68%	47	4.9930	4.138976
California	3	146,070,588.16	22.64%	45	3.9637	2.267853
							Mixed Use	3	42,103,913.55	6.53%	47	5.0253	0.411443
Florida	4	74,679,246.29	11.58%	47	4.8806	1.634793
							Multi-Family	1	35,000,000.00	5.43%	45	4.9350	1.840000
Illinois	1	35,000,000.00	5.43%	45	4.9350	1.840000
							Office	26	290,587,476.21	45.04%	46	4.2506	2.102273
Indiana	1	1,615,882.65	0.25%	46	5.3000	1.510000
							Retail	15	158,946,634.09	24.64%	46	4.9120	1.604817
Iowa	1	1,315,463.50	0.20%	46	5.3000	1.510000
							Self Storage	2	11,744,722.76	1.82%	47	4.6000	1.540000
Kentucky	1	16,273,814.28	2.52%	41	5.0550	1.470000
							Totals	54	645,111,229.58	100.00%	46	4.6227	1.883876
Louisiana	1	1,697,839.37	0.26%	46	5.3000	1.510000

Michigan	2	4,912,376.73	0.76%	46	4.9082	2.141774

Minnesota	1	3,870,000.00	0.60%	46	4.7000	1.870000

New Mexico	1	13,000,000.00	2.02%	47	4.7900	4.800000

New York	9	143,075,744.67	22.18%	47	4.3799	1.722544

North Carolina	1	1,974,301.51	0.31%	46	5.3000	1.510000

Ohio	3	41,723,388.45	6.47%	46	5.3207	1.322034

Oklahoma	9	16,756,057.46	2.60%	45	5.2500	0.740000

Pennsylvania	3	71,740,864.97	11.12%	43	5.0353	1.938026

Tennessee	2	8,018,562.94	1.24%	46	5.0122	2.266585

Texas	6	18,033,805.83	2.80%	46	5.0068	1.645062

Washington	1	13,709,646.94	2.13%	46	4.8790	1.550000

Totals	54	645,111,229.58	100.00%	46	4.6227	1.883876

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,117,578.62	3.43%	45	4.7068	NAP	Defeased	2	22,117,578.62	3.43%	45	4.7068	NAP
	4.000% or less	2	152,500,000.00	23.64%	46	3.9189	2.028361	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	65,000,000.00	10.08%	46	4.0259	3.070000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.750%	8	82,220,086.12	12.75%	46	4.6933	1.569700	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	143,231,450.41	22.20%	46	4.8850	1.743079	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	7	135,757,861.09	21.04%	44	5.1119	1.578625	49 months or greater	29	622,993,650.96	96.57%	46	4.6197	1.879279
	5.251% to 5.500%	2	30,685,355.93	4.76%	45	5.3220	1.513035	Totals	31	645,111,229.58	100.00%	46	4.6227	1.883876
	5.501% or greater	2	13,598,897.41	2.11%	45	5.5812	1.650181
	Totals	31	645,111,229.58	100.00%	46	4.6227	1.883876
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,117,578.62	3.43%	45	4.7068	NAP	Defeased	2	22,117,578.62	3.43%	45	4.7068	NAP
	60 months or less	29	622,993,650.96	96.57%	46	4.6197	1.879279	Interest Only	13	393,607,500.00	61.01%	45	4.3909	2.101068
61 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	16	229,386,150.96	35.56%	46	5.0123	1.498707
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 353 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	645,111,229.58	100.00%	46	4.6227	1.883876	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	31	645,111,229.58	100.00%	46	4.6227	1.883876
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	22,117,578.62	3.43%	45	4.7068	NAP			No outstanding loans in this group
Underwriter's Information		1	23,089,008.25	3.58%	47	5.2000	1.198597
	12 months or less	27	595,604,642.71	92.33%	46	4.5970	1.905517
	13 months to 24 months	1	4,300,000.00	0.67%	45	4.6500	1.900000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	645,111,229.58	100.00%	46	4.6227	1.883876
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30502468	OF	San Francisco	CA	Actual/360	3.850%	256,934.03	0.00	0.00	N/A	03/06/29	--	77,500,000.00	77,500,000.00	06/06/25
2	30315982	OF	New York	NY	Actual/360	3.990%	257,687.50	0.00	0.00	N/A	05/06/29	--	75,000,000.00	75,000,000.00	06/06/25
3	30315986	OF	Sunnyvale	CA	Actual/360	4.026%	225,337.58	0.00	0.00	04/06/29	06/06/34	--	65,000,000.00	65,000,000.00	06/06/25
4	30315993	IN	Denver	PA	Actual/360	5.040%	267,919.05	0.00	0.00	N/A	01/05/29	--	61,732,500.00	61,732,500.00	06/06/25
5	30315995	RT	Orlando	FL	Actual/360	4.860%	207,619.87	82,944.10	0.00	N/A	05/04/29	--	49,610,482.17	49,527,538.07	06/06/25
8	30316001	MF	Lisle	IL	Actual/360	4.935%	148,735.42	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	06/06/25
9	30316002	OF	Various	Various	Actual/360	5.300%	97,773.95	50,969.75	0.00	N/A	04/06/29	--	21,423,384.90	21,372,415.15	06/06/25
10	30316003	MU	Cleveland	OH	Actual/360	5.200%	103,517.60	29,065.22	0.00	N/A	05/06/29	--	23,118,073.47	23,089,008.25	06/06/25
11	30316004	IN	Livermore	CA	Actual/360	4.690%	82,185.74	0.00	0.00	N/A	03/06/29	--	20,350,000.00	20,350,000.00	06/06/25
12	30502939	OF	Boca Raton	FL	Actual/360	4.730%	77,672.01	26,416.49	0.00	N/A	05/06/29	--	19,069,715.28	19,043,298.79	06/06/25
13	30316005	OF	Tulsa	OK	Actual/360	5.250%	75,907.46	34,533.28	0.00	N/A	03/06/29	--	16,790,590.73	16,756,057.45	05/06/25
14	30316006	RT	Hopkinsville	KY	Actual/360	5.055%	70,957.64	27,356.58	0.00	N/A	11/06/28	--	16,301,170.86	16,273,814.28	06/06/25
16	30502796	MU	New York	NY	Actual/360	4.830%	62,387.50	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	04/06/25
18	30316011	RT	Bellingham	WA	Actual/360	4.879%	57,677.17	18,563.78	0.00	N/A	04/06/29	--	13,728,210.72	13,709,646.94	06/06/25
19	30316012	LO	Santa Fe	NM	Actual/360	4.790%	53,621.39	0.00	0.00	N/A	05/06/29	--	13,000,000.00	13,000,000.00	06/06/25
20	30316013	RT	New York	NY	Actual/360	4.670%	52,278.06	0.00	0.00	N/A	04/06/29	--	13,000,000.00	13,000,000.00	06/06/25
21	30316014	SS	Various	Various	Actual/360	4.600%	46,588.39	16,723.19	0.00	N/A	05/06/29	--	11,761,445.95	11,744,722.76	06/06/25
22	30316015	Various Various		NY	Actual/360	4.750%	45,897.36	16,700.32	0.00	N/A	04/06/29	--	11,221,087.20	11,204,386.88	05/06/25
23	30316016	RT	Hudson	NY	Actual/360	5.000%	44,777.78	0.00	0.00	N/A	04/06/29	--	10,400,000.00	10,400,000.00	06/06/25
24	30316017	RT	Fairview Park	OH	Actual/360	5.372%	43,151.76	14,509.23	0.00	N/A	02/06/29	--	9,327,450.01	9,312,940.78	06/06/25
25	30316018	OF	Akron	OH	Actual/360	5.568%	44,759.73	13,876.70	0.00	N/A	03/06/29	--	9,335,316.12	9,321,439.42	06/06/25
26	30316019	RT	Various	Various	Actual/360	4.700%	40,876.94	0.00	0.00	N/A	04/06/29	--	10,100,000.00	10,100,000.00	06/06/25
28	30316021	RT	Gilbert	AZ	Actual/360	4.700%	29,298.58	12,451.76	0.00	N/A	05/04/29	--	7,239,183.09	7,226,731.33	06/06/25
29	30316022	OF	Nashville	TN	Actual/360	4.950%	28,154.68	10,937.30	0.00	N/A	04/06/29	--	6,605,202.70	6,594,265.40	06/06/25
30	30316023	RT	Brooklyn	NY	Actual/360	5.150%	30,156.11	0.00	0.00	N/A	04/06/29	--	6,800,000.00	6,800,000.00	06/06/25
31	30316024	RT	Kutztown	PA	Actual/360	5.200%	30,336.94	0.00	0.00	N/A	03/06/29	--	6,775,000.00	6,775,000.00	06/06/25
32	30316025	IN	Various	Various	Actual/360	4.717%	22,778.06	6,842.57	0.00	N/A	04/06/29	--	5,607,788.93	5,600,946.36	06/06/25
33	30316026	RT	Baytown	TX	Actual/360	5.150%	19,239.82	6,969.44	0.00	N/A	03/06/29	--	4,338,450.55	4,331,481.11	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	30316027	LO	Jacksonville	FL	Actual/360	5.610%	20,694.20	6,317.16	0.00	N/A	03/06/29	--	4,283,775.15	4,277,457.99	06/06/25
35	30316028	RT	Bee Cave	TX	Actual/360	4.650%	17,217.92	0.00	0.00	N/A	03/06/29	--	4,300,000.00	4,300,000.00	06/06/25
36	30316029	OF	East Peoria	IL	Actual/360	4.900%	7,470.68	2,958.10	0.00	N/A	03/30/29	04/01/29	1,770,536.72	1,767,578.62	05/30/25
Totals							2,569,610.92	378,134.97	0.00				645,489,364.55	645,111,229.58
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	53,349,838.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,771,816.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,378,917.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,964,533.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	19,353,989.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,603,246.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,787,829.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,001,885.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,678,728.00	3,453,009.00	04/01/24	03/31/25	--	0.00	0.00	110,368.44	110,368.44	0.00	0.00
14	1,846,309.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(1,028,683.00)	0.00	--	--	01/06/25	10,353,145.15	84,644.15	101,027.69	37,991.27	0.00	0.00
18	1,516,732.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,561,798.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	940,494.81	206,422.18	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,184,340.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	994,044.57	0.00	--	--	--	0.00	0.00	62,549.37	62,549.37	0.00	0.00
23	1,004,432.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,148,612.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,255,642.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	914,254.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	859,601.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,191,309.84	299,827.91	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	543,961.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	779,570.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	719,338.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	470,958.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	760,895.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	157,554,399.58	3,959,259.09				10,353,145.15	84,644.15	273,945.50	210,909.08	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/12/25	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.622711%	4.600893%	46
05/12/25	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.622949%	4.601128%	47
04/11/25	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.623206%	4.601381%	48
03/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.623441%	4.601614%	49
02/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.623735%	4.601904%	50
01/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.623968%	4.602134%	51
12/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624199%	4.602362%	52
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624449%	4.602608%	53
10/11/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	17,040,076.71	1	1,274,252.90	0	0.00	4.624677%	4.602834%	54
09/12/24	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626150%	4.604314%	55
08/12/24	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,000,000.00	4.626369%	4.604530%	56
07/12/24	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632239%	4.610479%	57
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
13	30316005	05/06/25	0	A	110,368.44	110,368.44	0.00		16,790,590.73
16	30502796	04/06/25	1	1	101,027.69	37,991.27	0.00		15,000,000.00	02/06/24	2
22	30316015	05/06/25	0	A	62,549.37	62,549.37	12,220.55		11,221,087.20
Totals					273,945.50	210,909.08	12,220.55		43,011,677.93
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		580,111,230	565,111,230	15,000,000		0
49 - 60 Months		0	0	0		0
> 60 Months		65,000,000	65,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	645,111,230	630,111,230	15,000,000	0	0	0
May-25	645,489,365	630,489,365	0	15,000,000	0	0
Apr-25	645,898,018	630,898,018	15,000,000	0	0	0
Mar-25	646,272,760	646,272,760	0	0	0	0
Feb-25	646,742,686	646,742,686	0	0	0	0
Jan-25	647,113,787	647,113,787	0	0	0	0
Dec-24	647,483,287	647,483,287	0	0	0	0
Nov-24	647,883,620	647,883,620	0	0	0	0
Oct-24	648,249,801	648,249,801	0	0	0	0
Sep-24	649,921,188	634,921,188	15,000,000	0	0	0
Aug-24	650,278,343	635,278,343	0	15,000,000	0	0
Jul-24	660,633,960	645,633,960	0	15,000,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	30502796	15,000,000.00	15,000,000.00	16,900,000.00	11/05/24	(1,028,683.00)	(1.03000)	12/31/24	05/06/29	I/O
Totals		15,000,000.00	15,000,000.00	16,900,000.00		(1,028,683.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	30502796	MU	NY	02/06/24	2

6/5/2025 - Loan transferred SS on 2/15/24 due to Delinquent Payments. Loan is currently due for 6/6/24. Collateral consists of a ~61K SF office building (''Property''), including 4K SF of ground floor retail, located in the Greenwich Village neighb orhood of New York City. WeWork (exp. 10/31/34) occupied 100% of the Property and stopped paying rent in October 2023. On 11/6/23, WeWork filed Chapter 11 bankruptcy and subsequently filed a motion to reject its lease at the Property on

11/7/23. Local cou nsel was retained to file for foreclosure and/or receivership. Foreclosure was filed on 8/7/24, and the motion for summary judgment was filed on 12/26/24. On 2/7/25, the court issued a decision granting Lender''s motion for summary judgment. Lender will d ual track the foreclosure process while discussing workout alternatives with Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30315995	0.00	4.86000%	53,379,741.68	4.86000%	8	06/22/21	05/19/21	06/22/21
5	30315995	0.00	4.86000%	0.00	4.86000%	8	05/19/21	05/19/21	06/22/21
13	30316005	0.00	5.25000%	0.00	5.25000%	8	09/06/24	09/05/24	10/03/24
16	30502796	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
16	30502796	0.00	4.83000%	0.00	4.83000%	8	07/12/21	06/30/21	06/30/21
19	30316012	0.00	4.79000%	0.00	4.79000%	10	09/08/21	03/23/21	09/08/21
28	30316021	7,941,753.17	4.70000%	7,941,753.17	4.70000%	10	05/05/20	05/06/20	07/06/20
28	30316021	0.00	4.70000%	0.00	4.70000%	10	07/06/20	05/06/20	05/05/20
Totals		7,941,753.17		61,321,494.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	30315999	07/12/24	36,470,429.11	144,000,000.00	2,511,212.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			36,470,429.11	144,000,000.00	2,511,212.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	30315999	07/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	3,229.17	0.00	0.00	(38,853.06)	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.24	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	257.06	0.00	0.00	0.00
Total	0.00	0.00	3,229.17	0.00	0.00	(38,853.06)	0.00	0.00	273.30	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(35,350.59)

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "U.S. Risk Retention Special Notices" tab for the GS Mortgage Securities Trust 2019-GC39 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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